EQUITY (Details Narrative)					12 Months Ended
	Sep. 17, 2025 USD ($) $ / shares shares	Oct. 24, 2024 $ / shares shares	Oct. 18, 2024 $ / shares shares	Oct. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 17, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital | $				$ 50,000
Ordinary shares, shares authorized			500,000,000	50,000,000		500,000,000	500,000,000		500,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.001		$ 0.0001			$ 0.0001
Shares issued			10	1
Share price | (per share)	$ 4.0					$ 1.00	$ 7.8
Shares issued | $					$ 77,545,089
Ordinary shares, shares issued						35,490,000	35,490,000		32,500,000
Ordinary shares, shares outstanding						35,490,000	35,490,000		32,500,000	32,500,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | (per share)	0.0001							$ 0.0001
Share price | $ / shares	$ 4.0
Ordinary shares, shares issued	2,990,000							2,990,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized			500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Shares issued		32,500,000			2,990,000
Shares issued | $					$ 2,332
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	2,990,000				2,990,000
Shares issued | $	$ 11,960,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			1
Ordinary shares, shares outstanding						32,500,000	32,500,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			10
Ordinary shares, shares outstanding						35,490,000	35,490,000